Annual Operating Expenses - FidelityDefinedMaturityFunds-RetailComboPRO - FidelityDefinedMaturityFunds-RetailComboPRO - Fidelity Municipal Income 2023 Fund - Fidelity Municipal Income 2023 Fund	Aug. 29, 2022
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.40%